Debt and Credit Agreements - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017 CAD ($)
Commercial Paper Program [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 1,500,000,000
Maturities days of commercial paper	365 days
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 2,300,000,000.0